Stockholder's Deficit - Schedule of Issuance of Convertible Preferred Stock (Details) - USD ($)	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares Authorized	3,000	3,000	3,000
Liquidation Preference	$ 125,000	$ 750,000
Series A [Member]
Shares Authorized	3,000
Shares Issued and Outstanding	50
Net Proceeds	$ 49,426
Conversion Price/Share	$ 4.50
Number of shares of common stock Equivalents	11,111
Liquidation Preference	$ 125,000
Liquidation Value/Share	$ 2,500